Shareholder Report, Holdings (Details) - C000126627	Jun. 30, 2025
922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Collateral for Securities Loaned825252885
Holdings [Line Items]
Percent of Total Investments	3.90%
Equities46434V290
Holdings [Line Items]
Percent of Total Investments	85.10%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.00%
Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Equity
Holdings [Line Items]
Percent of Net Asset Value	49.70%